Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Software development
Opening balance	$ 16	$ 39
Depreciation	(9)	(23)
Closing balance	$ 7	$ 16